FINANCIAL ASSETS AND LIABILITIES (Tables)	6 Months Ended
Jun. 30, 2019
Financial Instruments [Abstract]
Schedule of financial assets

	June 30, 2019	December 31, 2018
Financial assets
Financial assets at fair value
Derivatives not designated as hedges	8	14
Derivatives designated as net investment hedges	—	45
Investments in debt instruments *	45	36
Other	—	3
	53	98

Financial assets at amortized cost
Cash pledged as collateral (see Note 4)	668	31
Other investments	49	17
	717	48

Total financial assets	770	146
Non-current	8	58
Current	762	88

* Investments in debt instruments relate primarily to government bonds and are measured at fair value through other comprehensive income (with recycling).

Schedule of financial liabilities

	June 30, 2019	December 31, 2018
Financial Liabilities
Financial liabilities at fair value
Derivatives not designated as hedges	52	65
Derivatives designated as net investment hedges	92	—
Contingent consideration	33	40
Other	—	2
	177	107

Financial liabilities at amortized cost
Bank loans and bonds - principal	7,419	7,298
Bank loans and bonds - accrued interest and unamortized fees	58	68
Lease liabilities	2,097	—
Put-option liability over non-controlling interest	271	306
Other financial liabilities	51	77
	9,896	7,749

Total financial liabilities	10,073	7,856
Non-current	7,777	6,567
Current	2,296	1,289

Schedule of movements relating to contingent consideration
A reconciliation of movements relating to Contingent consideration is shown below:

Level 3 fair value movements	Contingent consideration

As of December 31, 2018	40
Fair value changes recognized in the income statement	(7)
As of June 30, 2019	33